Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended	60 Months Ended	80 Months Ended		97 Months Ended	106 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		7.27%		(0.84%)					0.96%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		21.38%		9.98%					8.65%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		27.85%		13.86%					11.94%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		19.15%		9.74%					10.03%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		35.04%		14.69%					14.01%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		15.87%		7.35%					7.02%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		13.31%		8.40%					7.67%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		15.76%		7.46%					6.47%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		16.21%		7.53%					9.78%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		22.09%		9.51%					9.78%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		14.70%		6.75%					4.97%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		9.04%		1.82%					2.72%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		12.33%		4.34%					4.57%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		15.47%		6.76%					6.27%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		18.81%		8.52%					7.35%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		11.68%		3.28%					3.44%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		11.58%		3.45%					4.16%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		12.86%		4.55%					5.02%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		14.86%		5.64%					5.72%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		16.98%		6.82%					6.36%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		18.67%		7.81%					6.85%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		19.88%		8.56%					7.28%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		20.25%		8.66%					7.45%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		20.43%		8.70%					7.50%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		20.40%		8.63%				8.33%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		17.52%	9.55%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		12.62%		0.57%					1.95%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		12.58%		0.47%					1.85%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		12.45%		0.37%					1.74%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		12.20%		0.25%					1.64%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		12.06%		0.11%					1.49%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		12.03%		0.02%					1.40%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		11.85%		(0.12%)					1.24%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		29.01%		11.84%					9.87%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		28.97%		11.73%					9.76%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		28.86%		11.62%					9.65%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		28.74%		11.51%					9.54%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		28.57%		11.35%					9.39%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		28.45%		11.23%					9.27%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		28.30%		11.08%					9.11%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		29.02%	12.94%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		36.07%		15.85%					13.25%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		35.96%		15.73%					13.14%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		35.74%		15.56%					12.96%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		35.72%		15.45%					12.86%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		35.46%		15.28%					12.69%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		35.29%		15.16%					12.57%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		35.06%		14.98%					12.40%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		26.74%		11.58%					11.26%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		26.65%		11.47%					11.15%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		26.44%		11.36%					11.04%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		26.41%		11.25%					10.93%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		26.19%		11.09%					10.76%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		26.08%		10.99%					10.65%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		25.81%		10.81%					10.48%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		26.57%	13.54%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		43.54%		16.62%					15.28%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		43.42%		16.51%					15.17%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		43.30%		16.40%					15.05%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		43.17%		16.28%					14.93%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		42.97%		16.10%					14.77%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		42.90%		15.99%					14.65%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		42.63%		15.82%					14.49%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		43.40%	35.92%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		23.26%		9.17%					8.22%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		23.24%		9.06%					8.10%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		22.96%		8.94%					7.99%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		22.94%		8.85%					7.90%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		22.69%		8.67%					7.73%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		22.62%		8.57%					7.63%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		22.36%		8.41%					7.47%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		23.15%	7.72%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		20.46%		10.23%					8.88%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		20.44%		10.13%					8.78%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		20.22%		10.02%					8.67%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		20.66%		9.98%					8.60%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		19.92%		9.74%					8.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		20.04%		9.63%					8.28%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		19.82%		9.48%					8.13%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		20.44%	7.78%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		22.96%		9.27%					7.65%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		22.96%		9.18%					7.56%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		22.83%		9.05%					7.44%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		22.56%		8.95%					7.33%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		22.36%		8.76%					7.16%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		22.49%		8.68%					7.07%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		22.17%		8.51%					6.91%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		22.86%	4.52%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		23.63%		9.34%					11.00%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		23.48%		9.23%					10.89%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		23.39%		9.12%					10.78%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		23.24%		9.02%					10.67%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		23.13%		8.85%					10.51%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		22.98%		8.75%					10.40%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		22.83%		8.58%					10.23%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		23.48%	11.65%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		29.81%		11.35%					11.00%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		29.71%		11.24%					10.89%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		29.54%		11.12%					10.78%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		29.45%		11.02%					10.67%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		29.11%		10.85%					10.51%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		29.20%		10.75%					10.40%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		28.95%		10.56%					10.23%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		29.63%	13.35%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		22.03%		8.55%					6.13%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		21.91%		8.45%					6.04%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		21.71%		8.33%					5.93%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		21.70%		8.24%					5.82%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		21.40%		8.07%					5.66%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		21.38%		7.96%					5.56%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		21.26%		7.83%					5.41%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		21.94%	9.92%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		24.27%		7.99%	5.29%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		15.96%		3.56%					3.88%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		15.87%		3.45%					3.78%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		15.78%		3.37%					3.67%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		15.62%		3.25%					3.57%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		15.30%		3.07%					3.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		15.38%		2.98%					3.30%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		15.24%		2.84%					3.15%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		15.89%	6.61%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		19.43%		6.11%					5.73%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		19.28%		5.99%					5.63%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		19.17%		5.90%					5.52%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		18.91%		5.77%					5.41%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		18.93%		5.65%					5.26%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		18.86%		5.52%					5.16%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		18.55%		5.37%					5.01%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		19.30%	9.22%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		22.85%		8.58%					7.46%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		22.73%		8.45%					7.35%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		22.75%		8.38%					7.26%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		22.45%		8.25%					7.15%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		22.40%		8.10%					7.00%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		22.19%		7.97%					6.88%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		21.99%		7.82%					6.72%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		22.74%	11.88%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		26.40%		10.35%					8.55%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		26.19%		10.24%					8.44%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		26.06%		10.13%					8.33%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		26.01%		10.03%					8.22%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		25.83%		9.86%					8.05%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		25.73%		9.76%					7.95%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		25.44%		9.57%					7.79%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		26.23%	14.53%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		18.65%		5.01%					4.58%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		18.58%		4.92%					4.48%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		18.56%		4.82%					4.38%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		18.42%		4.71%					4.29%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		18.29%		4.57%					4.13%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		18.18%		4.46%					4.02%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		17.92%		4.29%					3.86%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		18.80%		5.21%					5.34%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		18.59%		5.09%					5.22%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		18.47%		4.99%					5.11%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		18.36%		4.89%					5.01%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		18.22%		4.74%					4.86%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		18.07%		4.62%					4.75%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		17.86%		4.47%					4.60%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		20.01%		6.32%					6.20%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		19.86%		6.20%					6.11%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		19.70%		6.07%					5.97%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		19.60%		5.98%					5.88%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		19.39%		5.81%					5.72%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		19.43%		5.74%					5.62%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		19.23%		5.56%					5.46%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		22.17%		7.42%					6.90%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		22.64%		7.41%					6.84%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		21.96%		7.22%					6.69%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		21.85%		7.10%					6.58%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		21.72%		6.95%					6.42%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		21.54%		6.84%					6.32%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		21.40%		6.69%					6.16%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		24.54%		8.62%					7.56%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		24.36%		8.52%					7.44%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		24.23%		8.41%					7.33%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		24.09%		8.31%					7.23%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		23.92%		8.13%					7.06%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		23.79%		8.04%					6.96%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		23.64%		7.87%					6.80%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		26.22%		9.62%					8.05%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		26.84%		9.64%					8.02%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		26.00%		9.40%					7.84%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		25.81%		9.28%					7.73%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		25.65%		9.13%					7.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		25.58%		9.03%					7.46%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		25.34%		8.86%					7.30%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		27.54%		10.40%					8.48%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		27.29%		10.26%					8.36%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		27.26%		10.15%					8.25%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		27.03%		10.04%					8.15%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		26.85%		9.88%					7.98%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		26.85%		9.80%					7.89%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		26.59%		9.61%					7.72%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		28.03%		10.47%					8.65%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		29.43%		10.63%					8.67%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		27.70%		10.28%					8.45%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		27.71%		10.14%					8.33%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		27.33%		9.96%					8.17%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		27.25%		9.89%					8.06%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		27.13%		9.70%					7.89%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		28.10%		10.51%					8.69%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		27.82%		10.39%					8.56%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		27.70%		10.27%					8.47%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		27.51%		10.16%					8.36%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		27.38%		9.99%					8.20%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		27.44%		9.93%					8.11%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		27.12%		9.73%					7.94%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		28.08%		10.49%				9.64%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		27.82%		10.36%				9.51%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		27.62%		10.26%				9.41%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		27.55%		10.13%				9.30%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		27.41%		9.98%				9.14%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		27.41%		9.87%				9.03%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		27.04%		9.70%				8.87%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		25.05%	13.93%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		24.85%	13.82%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		24.77%	13.71%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		24.56%	13.59%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		24.33%	13.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		24.36%	13.34%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		24.13%	13.15%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		17.60%		6.04%		5.57%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		17.39%		5.88%		5.42%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		17.16%		5.62%		5.15%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		16.88%		5.33%		4.88%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		18.15%		5.89%		5.53%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		17.98%		5.73%		5.37%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		17.61%		5.45%		5.10%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		17.45%		5.21%		4.85%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		18.91%		6.32%		5.85%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		18.73%		6.16%		5.70%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		18.33%		5.89%		5.43%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		18.10%		5.63%		5.17%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		19.48%		6.78%		6.16%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		19.35%		6.61%		6.00%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		18.94%		6.34%		5.73%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		18.75%		6.08%		5.47%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		20.11%		7.27%		6.49%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		19.87%		7.10%		6.33%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		19.68%		6.83%		6.06%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		19.32%		6.56%		5.79%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		21.30%		8.00%		7.00%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		21.07%		7.82%		6.83%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		20.77%		7.54%		6.56%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		20.42%		7.27%		6.29%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		23.50%		8.88%		7.61%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		23.26%		8.70%		7.43%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		22.90%		8.42%		7.17%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		22.66%		8.16%		6.90%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		25.82%		9.82%		8.26%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		25.59%		9.64%		8.09%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		25.29%		9.37%		7.82%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		25.04%		9.09%		7.55%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		27.59%		10.62%		8.82%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		27.39%		10.45%		8.65%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		27.08%		10.17%		8.37%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		26.75%		9.89%		8.10%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		28.82%		11.21%		9.22%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		28.57%		11.01%		9.04%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		28.34%		10.73%		8.77%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		27.93%		10.45%		8.49%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		29.15%		11.30%		9.29%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		28.91%		11.11%		9.11%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		28.56%		10.83%		8.84%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		28.24%		10.56%		8.57%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		29.26%		11.31%		9.29%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		29.09%		11.12%		9.12%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		28.73%		10.83%		8.84%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		28.43%		10.55%		8.57%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		29.32%		11.31%		9.29%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		29.05%		11.12%		9.11%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		28.78%		10.83%		8.84%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		28.41%		10.56%		8.57%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		28.56%	16.97%
Without Sales Load [Member] | Class M5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M5 - without sales charge
Average Annual Return, Percent		28.36%	16.78%
Without Sales Load [Member] | Class M4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M4 - without sales charge
Average Annual Return, Percent		27.97%	16.43%
Without Sales Load [Member] | Class M3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M3 - without sales charge
Average Annual Return, Percent		27.71%	16.15%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		37.04%		17.40%			14.79%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		11.17%		0.40%	1.69%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		36.21%		14.76%	13.22%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		21.90%		8.98%	7.75%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		25.89%		11.39%	11.01%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[1]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[2]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[3]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[4]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[5]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[6]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[7]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[8]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[9]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[10]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[11]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[12]	35.19%		15.26%					12.83%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[13]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[14]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[15]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[16]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[17]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[18]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[19]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[20]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[21]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[22]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[23]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[24]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[25]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[26]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[27]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[28]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[29]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[30]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[31]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[32]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[33]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[34]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[35]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[36]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[37]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[38]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[39]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[40]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[41]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[42]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[43]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[44]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[45]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[46]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[47]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[48]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[49]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[50]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[51]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[52]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[53]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[54]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[55]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[56]	35.19%	23.53%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%		8.20%					5.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.77%	13.57%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%		7.59%	5.00%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	4.11%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[57]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[58]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[59]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[60]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[61]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[62]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[63]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[64]	11.57%	4.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[65]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[66]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[67]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[68]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[69]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[70]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[71]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[72]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[73]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[74]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[75]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[76]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[77]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[78]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[79]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[80]	35.19%	23.53%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[81]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[82]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[83]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[84]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[85]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[86]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[87]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[88]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[89]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[90]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[91]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[92]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[93]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[94]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[95]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[96]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[97]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[98]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[99]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[100]	11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[101]	11.57%		0.33%					1.84%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[102]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[103]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[104]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[105]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[106]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[107]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[108]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[109]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[110]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[111]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[112]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[113]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[114]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[115]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[116]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[117]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[118]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[119]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[120]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[121]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[122]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[123]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[124]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[125]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[126]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[127]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[128]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[129]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[130]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[131]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[132]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[133]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[134]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[135]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[136]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[137]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[138]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[139]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[140]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[141]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[142]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[143]	35.19%		15.26%					12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[144]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[145]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[146]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[147]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[148]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[149]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[150]	35.19%		15.26%				13.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[151]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[152]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[153]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[154]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[155]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[156]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[157]	35.19%	23.53%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[158]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[159]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[160]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[161]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[162]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[163]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[164]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[165]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[166]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[167]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[168]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[169]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[170]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[171]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[172]	11.57%		0.33%		1.87%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[173]	11.57%		0.33%		1.87%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[174]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[175]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[176]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[177]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[178]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[179]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[180]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[181]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[182]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[183]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[184]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[185]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[186]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[187]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[188]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[189]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[190]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[191]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[192]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[193]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[194]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[195]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[196]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[197]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[198]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[199]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[200]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[201]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[202]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[203]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[204]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[205]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[206]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[207]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[208]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[209]	35.19%		15.26%		13.36%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[210]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[211]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[212]	35.19%	23.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[213]	35.19%	23.53%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%			15.19%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%	1.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[214]	36.35%		15.98%	14.14%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%		12.19%	9.86%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[215]	35.19%		15.26%	13.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		0.33%					1.84%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%		10.69%					9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%	13.60%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[216]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[217]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[218]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[219]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[220]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[221]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[222]	36.35%		15.98%					13.38%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%					13.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[223]	36.35%	25.04%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%	24.33%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%		19.74%					16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%	34.62%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%		10.33%					8.93%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		29.01%	11.58%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%	8.36%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%		9.29%					8.22%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%	8.36%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%		11.48%					11.30%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		29.33%	17.46%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%		8.82%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		27.66%	12.80%
Lipper Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%	12.49%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%	12.49%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%	25.04%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%	12.49%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%	25.04%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%		8.15%					7.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%		15.98%					13.38%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%	12.49%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%	25.04%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%					4.52%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%					5.93%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%					6.55%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%					7.28%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%					8.03%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%					8.61%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%					8.97%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%					9.18%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%					9.26%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%				10.10%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		16.86%		4.68%		4.74%
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent		17.12%		5.31%		5.21%
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent		17.12%		5.31%		5.21%
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent		17.12%		5.31%		5.21%
S&P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2010 Index
Average Annual Return, Percent		17.12%		5.31%		5.21%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		17.79%		5.75%		5.54%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		17.79%		5.75%		5.54%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		17.79%		5.75%		5.54%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2015 Index
Average Annual Return, Percent		17.79%		5.75%		5.54%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%		5.83%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%		5.83%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%		5.83%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		19.05%		6.16%		5.83%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%		6.44%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%		6.44%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%		6.44%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		19.81%		7.01%		6.44%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%		7.21%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%		7.21%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%		7.21%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		22.17%		8.10%		7.21%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%		8.01%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%		8.01%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%		8.01%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		24.56%		9.25%		8.01%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%		8.66%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%		8.66%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%		8.66%
S&P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		26.62%		10.17%		8.66%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%		9.06%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%		9.06%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%		9.06%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		27.95%		10.75%		9.06%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%		9.26%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%		9.26%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%		9.26%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		28.68%		11.06%		9.26%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%		9.32%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%		9.32%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%		9.32%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		28.82%		11.14%		9.32%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%		9.36%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%		9.36%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%		9.36%
S&P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		28.90%		11.18%		9.36%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		29.29%	17.49%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		35.68%		15.64%	13.84%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		26.17%		10.43%	8.95%

[1]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[2]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[3]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[20]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[21]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[22]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[35]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[36]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[37]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[38]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[39]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[40]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[41]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[42]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[43]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[44]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[45]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[46]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[47]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[48]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[49]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[50]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[51]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[52]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[53]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[54]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[55]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[56]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[57]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[58]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[59]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[60]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[61]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[62]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[63]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[64]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[65]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[66]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[67]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[68]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[69]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[70]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[71]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[72]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[73]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[74]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[75]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[76]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[77]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[78]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[79]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[80]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[81]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[82]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[83]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[84]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[85]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[86]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[87]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[88]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[89]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[90]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[91]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[92]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[93]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[94]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[95]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[96]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[97]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[98]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[99]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[100]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[101]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[102]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[103]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[104]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[105]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[106]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[107]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[108]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[109]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[110]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[111]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[112]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[113]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[114]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[115]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[116]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[117]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[118]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[119]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[120]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[121]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[122]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[123]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[124]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[125]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[126]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[127]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[128]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[129]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[130]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[131]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[132]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[133]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[134]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[135]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[136]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[137]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[138]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[139]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[140]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[141]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[142]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[143]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[144]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[145]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[146]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[147]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[148]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[149]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[150]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[151]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[152]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[153]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[154]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[155]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[156]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[157]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[158]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[159]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[160]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[161]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[162]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[163]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[164]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[165]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[166]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[167]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[168]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[169]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[170]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[171]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[172]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[173]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[174]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[175]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[176]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[177]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[178]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[179]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[180]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[181]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[182]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[183]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[184]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[185]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[186]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[187]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[188]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[189]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[190]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[191]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[192]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[193]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[194]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[195]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[196]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[197]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[198]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[199]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[200]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[201]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[202]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[203]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[204]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[205]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[206]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[207]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[208]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[209]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[210]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[211]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[212]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[213]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[214]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[215]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[216]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[217]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[218]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[219]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[220]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[221]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[222]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[223]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.